Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Significant Of accounting policies [Abstract]
Disclosure of impact of the implementation of IFRS 9 on financial position [Table Text Block]
Tabulated below is the impact of the implementation of IFRS 9 on the financial position of the Company on the transition date:

		April 1, 2018		IFRS 9 adjustment		Adjusted April 1, 2018
Current assets:
Trade and other receivables	Rs.	40,617	Rs.	(89)	Rs.	40,528
Non-current assets:
Deferred tax assets	Rs.	3,628	Rs.	27	Rs.	3,655
Equity:
Retained earnings	Rs.	113,865	Rs.	(12)	Rs.	113,853
Other components of equity	Rs.	2,781	Rs.	(50)	Rs.	2,731

Disclosure of useful lives or depreciation rates, property, plant and equipment [Table Text Block]	The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years

Disclosure of useful lives or amortisation rates, intangible assets other than goodwill [Table Text Block]	The estimated useful lives are as follows:
Product related intangibles	3 - 15 years
Customer-related intangibles	1 - 11 years
Other intangibles	3 - 15 years